Loans Receivable, Net - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2016 USD ($) SecurityLoan	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage loans service for benefit of others	$ 33,500,000	$ 36,900,000
Carrying amount of loans eligible and pledged to Federal Home Loan Bank	135,700,000
Average recorded investment in impaired loans	31,594,000	28,117,000
Interest income recognized on impaired loans	1,529,000	1,527,000	$ 2,000,000
Non-accrual Loans	9,074,000	7,422,000
Interest income foregone on non accrual loans	108,000	337,000	76,000
Total loans past due more than 90 days and still accruing interest	0	0
Deferred loan fees	$ 439,000	445,000
Number of additional TDRs | SecurityLoan	8
Number of TDR loan relationship | SecurityLoan	3
Loan relationship balance	$ 6,461,000	5,536,000	3,284,000
New TDR loan balance	1,044,000	2,265,000
Loans that have been modified as TDRs, subsequently defaulted	0
Commitments to lend additional funds to borrower	0
Loans to officers and directors	4,894,000	3,844,000	4,022,000
Funds undisbursed to officers and directors	380,000	493,000
Non-Residential Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-accrual Loans	208,000	247,000
Loan relationship balance	5,646,000	5,536,000	$ 3,284,000
New TDR loan balance	228,000	2,265,000
First Tdr Relationship [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan relationship balance	$ 3,200,000
Second Tdr Relationship [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of additional TDRs | SecurityLoan	2
New TDR loan balance	$ 2,200,000
Third Tdr Relationship [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
New TDR loan balance	$ 1,100,000
Third Tdr Relationship [Member] | Non-Residential Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of additional TDRs | SecurityLoan	1
Freddie Mac [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage loans service for benefit of Freddie Mac	$ 19,700,000
Officers and Directors [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans to officers and directors	4,900,000	3,800,000
Owner Occupied Properties [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Secured non-residential real estate loans	78,700,000
Non Owner Occupied Properties [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Secured non-residential real estate loans	104,200,000
Multi-Family [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-accrual Loans		$ 1,968,000
Loan relationship balance	815,000
New TDR loan balance	$ 816,000
Multi-Family [Member] | Third Tdr Relationship [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of additional TDRs | SecurityLoan	3